Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Statement of comprehensive income [abstract]
Net profit	¥ 265,496	¥ 662,787
Remeasurements of defined benefit plans:
Gains (losses) arising during the period, before tax	10,356	(6,886)
Equity instruments at fair value through other comprehensive income:
Gains (losses) arising during the period, before tax	(291,120)	760,840
Own credit on financial liabilities designated at fair value through profit or loss:
Gains (losses) arising during the period, before tax	2,747	(7,589)
Share of other comprehensive income (loss) of associates and joint ventures	675	1,790
Income tax relating to items that will not be reclassified	83,756	(223,425)
Total items that will not be reclassified to profit or loss, net of tax	(193,586)	524,730
Debt instruments at fair value through other comprehensive income:
Gains (losses) arising during the period, before tax	303,502	(484,785)
Reclassification adjustments for (gains) losses included in net profit, before tax	(50,202)	45,420
Exchange differences on translating foreign operations:
Gains (losses) arising during the period, before tax	(125,705)	487,098
Share of other comprehensive income (loss) of associates and joint ventures	45,804	33,910
Income tax relating to items that may be reclassified	(77,513)	132,461
Total items that may be reclassified subsequently to profit or loss, net of tax	95,886	214,104
Other comprehensive income (loss), net of tax	(97,700)	738,834
Total comprehensive income	167,796	1,401,621
Total comprehensive income attributable to:
Shareholders of Sumitomo Mitsui Financial Group, Inc.	152,920	1,386,696
Non-controlling interests	1,722	9,156
Other equity instruments holders	¥ 13,154	¥ 5,769